Property. plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 776,801	$ 651,504
Owned assets, accumulated depreciation	259,039	202,915
Owned assets, net book value	517,762	448,589
Assets under finance lease, cost	159,585	212,410
Assets under finance least, accumulated depreciation	43,643	73,270
Net book value of property, plant and equipment under finance leases	115,942	139,140
Total plant and equipment, cost	936,386	863,914
Property, plant and equipment, accumulated depreciation	302,682	276,185
Property, plant and equipment, net of accumulated depreciation $302,682 (2019 – $276,185)	633,704	587,729
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	352,948	299,298
Owned assets, accumulated depreciation	102,624	70,031
Owned assets, net book value	250,324	229,267
Assets under finance lease, cost	97,871	132,270
Assets under finance least, accumulated depreciation	25,454	43,466
Net book value of property, plant and equipment under finance leases	72,417	88,804
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	326,022	252,328
Owned assets, accumulated depreciation	111,583	92,161
Owned assets, net book value	214,439	160,167
Assets under finance lease, cost	52,798	71,706
Assets under finance least, accumulated depreciation	16,264	27,918
Net book value of property, plant and equipment under finance leases	36,534	43,788
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	41,934	40,344
Owned assets, accumulated depreciation	27,041	25,328
Owned assets, net book value	14,893	15,016
Assets under finance lease, cost	5,287	2,126
Assets under finance least, accumulated depreciation	966	264
Net book value of property, plant and equipment under finance leases	4,321	1,862
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	16,387	14,270
Owned assets, accumulated depreciation	10,592	9,463
Owned assets, net book value	5,795	4,807
Assets under finance lease, cost	3,629	5,617
Assets under finance least, accumulated depreciation	959	1,551
Net book value of property, plant and equipment under finance leases	2,670	4,066
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	6,337	5,154
Owned assets, accumulated depreciation	4,137	3,511
Owned assets, net book value	2,200	1,643
Assets under finance lease, cost		691
Assets under finance least, accumulated depreciation		71
Net book value of property, plant and equipment under finance leases		620
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,472	13,829
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	10,472	13,829
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	22,701	26,281
Owned assets, accumulated depreciation	3,062	2,421
Owned assets, net book value	$ 19,639	$ 23,860